WARRANTS (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Dec. 31, 2014	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	$ 53.19		$ 53.19		$ 53.19	$ 202.50	$ 202.50	$ 202.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	2 years 4 days				2 years 3 months 7 days	1 year 9 months 7 days
Number Of Warrants Exercised					33,335	1,747	992
Stock Issued During Period, Value, Warrants Exercised		$ 1,125,038			$ 1,125,038	$ 40,195
Proceeds from Warrant Exercises	$ 0	1,125,038			$ 1,125,038	$ 40,195
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted							48,171
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ (37.50)	$ (120.00)	$ (120.00)
Adjustment To Additional Paid In Capital Warrant Down Feature			$ 0		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price Issued							$ 202.50
Reclassification Of Employee Stock Options And Warrants [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value					$ 1,394,164
Broker [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					2,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price Issued					$ 37.50
Warrant One [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			$ 37.50		$ 37.50
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					559
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 112.35
Warrants Issued					2,667
Class of Warrant or Right Expiration Date					Jun. 27, 2020
Warrant One [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 120.00
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					6,275
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 194.00
Warrant Two [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					210.00
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	73.02		73.02		$ 73.02
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					13,464
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 44.28
Warrant Three [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			73.02		$ 73.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value					$ 24,815
Warrant Three [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 112.50
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	73.02		73.02		$ 73.02
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					136,388
Warrant Four [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			$ 73.02		$ 73.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value					$ 6,769
Third Party Previous Lenders warrants [Member]
Class of Warrant or Right [Line Items]
Warrants Issued					2,331
Share based Compensation Arrangement By Share based Payment Award Equity Instruments Other Than Options Weighted Average Exercise Price Outstanding And Exercisable			34.50		34.50
Common Shares [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants						342
Stock Issued During Period, Shares, Warrants Exercised						1,165
Common Shares One [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			$ 90.00		$ 90.00
Warrants Issued					15,658
Class of Warrant or Right Expiration Date					Mar. 31, 2023
Class of Warrant or Right Expiration years					5 years
Share based Compensation Arrangement By Share based Payment Award Equity Instruments Other Than Options Weighted Average Exercise Price Outstanding And Exercisable			90.00		90.00
Common Shares Two [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			$ 9.375		$ 9.375
Warrants Issued					106,709
Class of Warrant or Right Expiration Date					Mar. 31, 2023
Retained Earnings [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, Warrants Exercised		$ 0			$ 0	$ 0
Adjustment To Additional Paid In Capital Warrant Down Feature			$ (74,086)		(74,086)
Accrued Liabilities [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt				$ 12,138
Warrant [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	$ 44.25
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Expirations						1,165
Proceeds from Warrant Exercises					$ 1,125,038
Share based Compensation Arrangement By Share based Payment Award Equity Instruments Other Than Options Weighted Average Exercise Price Outstanding And Exercisable			44.28		44.28
Warrant Solicitation [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			$ 37.50		$ 37.50
Share based Compensation Arrangement By Share based Payment Award Equity Instruments Other Than Options Weighted Average Exercise Price Outstanding And Exercisable			37.50		37.50
Investor [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt				$ 180,940